Business Acquisition - Pro Forma Operating Results (Details) - AV Homes Inc [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2017
Business Acquisitions
Revenue	$ 214,321
Net income (loss)	$ (1,108)
Basic (loss)/earnings per share	$ (0.05)
Diluted (loss)/earnings per share	$ (0.05)
Oakdale-Hampton Homes
Business Acquisitions
Revenue		$ 597,964
Net income (loss)		$ 3,944
Basic (loss)/earnings per share		$ 0.18
Diluted (loss)/earnings per share		$ 0.17